Other Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Prepayments, receivables and other current assets
VAT receivables		¥ 8,707		¥ 8,941
Receivables of technology service		21,217		22,787
Receivables from third-party payment service providers	[1]	8,711		8,988
Other prepaid expenses		20,130		4,969
Deposits		2,655		2,515
Employee loans and advances		1,474		667
Interest receivable		631		343
Receivables of financing facilitation service		452		1,806
Prepaid promotion fees		107		184
Others		6,982		5,756
Less: Allowance for doubtful accounts		(1,940)		(1,821)	¥ (1,691)	¥ (1,522)
Total prepayments, receivables and other current assets		69,126	$ 10,066	55,135
Other non-current assets
Other non-current assets		63,640	$ 9,267	214,964
Gold [Member]
Other non-current assets
Other non-current assets	[2]	32,378		0
Prepayment for Maintenance Expenditure [Member]
Other non-current assets
Other non-current assets		17,116		0
Prepayment for office building [Member]
Other non-current assets
Other non-current assets	[3]	0		198,550
Long term deposit [Member]
Other non-current assets
Other non-current assets		¥ 14,146		¥ 16,414

[1]	Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group. As of March 31, 2022 and 2023, no allowance for doubtful accounts was provided for these receivables.
[2]	As of March 31, 2023, the Company has purchased physical gold of RMB32,378 in total. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2023, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2023.
[3]	On August 8, 2020, the Group entered into an agreement with a third-party company to purchase an office building located in Hangzhou, China for a total consideration of RMB209,000. As of March 31, 2022, the Group had paid RMB198,550 for the office building purchase. As of March 31, 2023, the construction of the building has been completed and the prepayments have been transferred to the property and equipment (Note 11).